Stockholders' equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stockholders' equity
Stockholders’ equity
We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.

Treasury shares acquired in connection with the board-authorized stock repurchase program in 2011, 2010 and 2009 were 59,466,168 shares, 93,522,896 shares and 45,544,800 shares, respectively. As of December 31, 2011, $5.7 billion of stock repurchase authorizations remain, and no expiration date has been specified.